ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 43.2%
	ASSET MANAGEMENT - 0.2%
7,744	Star Holdings(a)	$ 93,393

	MORTGAGE FINANCE - 4.6%
14,023	Chimera Investment Corporation	179,490
181,492	Dynex Capital, Inc.	2,167,015
		2,346,505
	MORTGAGE REITS - 26.7%
208,879	AG Mortgage Investment Trust, Inc.	1,386,957
84,646	AGNC Investment Corporation	807,523
201,602	Ellington Financial, Inc.	2,435,352
167,725	MFA Financial, Inc.	1,784,594
200,963	New York Mortgage Trust, Inc.	1,173,624
288,343	Redwood Trust, Inc.	1,871,346
380,966	Rithm Capital Corporation	4,156,339
		13,615,735
	MULTI ASSET CLASS REIT - 0.5%
11,972	Safehold, Inc.	230,940

	RESIDENTIAL REIT - 2.6%
20,611	Equity LifeStyle Properties, Inc.	1,342,395

	SPECIALTY FINANCE - 8.6%
42,367	Enact Holdings, Inc.	1,298,972
114,379	MGIC Investment Corporation	2,464,867
25,567	Onity Group, Inc.(a)	613,097
		4,376,936

	TOTAL COMMON STOCKS (Cost $24,767,527)	22,005,904

	PREFERRED STOCKS — 17.0%
	SPECIALTY FINANCE — 17.0%
5,000	AG Mortgage Investment Trust, Inc. - Series A (g)	125,600

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares					Fair Value
	PREFERRED STOCKS — 17.0% (Continued)
	SPECIALTY FINANCE — 17.0% (Continued)
19,450	AG Mortgage Investment Trust, Inc. - Series C (d)(g)				$ 475,358
59,964	AGNC Investment Corporation - Series F (d)(g)				1,446,930
20,000	Arbor Realty Trust, Inc. - Series D (g)				369,800
10,000	Arbor Realty Trust, Inc. - Series E (g)				180,400
63,126	Arbor Realty Trust, Inc. - Series F (d)(g)				1,232,850
28,308	Chimera Investment Corporation - Series B (d)(g)				697,792
7,881	Chimera Investment Corporation - Series C (d)(g)				176,850
36,754	Granite Point Mortgage Trust, Inc. - Series A (d)(g)				588,432
12,789	KKR Real Estate Finance Trust, Inc. - Series A (g)				229,563
11,272	MFA Financial, Inc. - Series C (d)(g)				264,892
36,773	New Residential Investment Corporation - Series C (d)(g)				870,049
22,500	New York Mortgage Trust, Inc. - Series F (d)(g)				453,600
37,930	Rithm Capital Corporation - Series D (d)(g)				878,080
9,000	Two Harbors Investment Corporation - Series A (d)(g)				208,350
20,472	Two Harbors Investment Corporation - Series C (d)(g)				492,966
	TOTAL PREFERRED STOCKS (Cost $9,560,523)				8,691,512

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 13.8%
	CLO — 2.1%
1,000,000	ACRES Commercial Realty 2021-FL1 Ltd. Series FL1 C(b)(c)	TSFR1M + 2.114%	7.4430	06/15/36	955,718
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	6.8430	03/15/38	98,252
					1,053,970
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
38,709	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.3260	03/25/37	30,548
479,348	Alternative Loan Trust 2005-11CB Series 2005-11CB 3A2(c)	TSFR1M + 0.614%	5.5000	06/25/35	343,865
223,188	Alternative Loan Trust 2005-J6 Series 2005-J6 1A5(c)	TSFR1M + 0.614%	5.5000	07/25/35	175,947
67,501	MFA 2020-NQM2 Trust Series NQM2 A3(b),(d)		1.9470	04/25/65	62,642
546,380	New Residential Mortgage Loan Trust 2021-NQM1R Series NQ1R A1(b),(d)		0.9430	07/25/55	482,860
210,136	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	TSFR1M + 0.434%	5.7800	02/25/37	155,026
					1,250,888
	HOME EQUITY — 0.4%
189,482	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	TSFR1M + 1.514%	6.8600	07/25/34	180,159

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 13.8% (Continued)
	NON AGENCY CMBS — 7.5%
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(d)	4.3120	11/10/49	$ 417,341
150,000	Citigroup Commercial Mortgage Trust 2016-C2 Series 2016-C2 B	3.1760	08/10/49	138,326
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS	3.7640	10/12/50	105,237
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)	3.9880	03/10/46	50,551
80,000	Comm 2014-UBS2 Mortgage Trust Series UBS2 C(d)	4.9540	03/10/47	71,944
115,000	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(d)	3.9180	08/10/48	104,275
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)	2.8670	02/10/48	72,706
20,000	COMM 2015-LC23 Mortgage Trust Series LC23 C(d)	4.6960	10/10/48	18,962
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(d)	4.7590	02/10/49	139,943
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)	4.7960	11/15/48	31,190
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)	3.9240	01/15/49	90,568
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(d)	5.0820	01/15/49	107,190
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B	3.2640	08/10/49	167,690
2,754,348	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d)(e)	1.0270	11/10/47	1,013
86,633	JP Morgan Chase Commercial Mortgage Securities	3.2160	04/15/46	79,906
25,000	JPMBB Commercial Mortgage Securities Trust Series C21 B(d)	4.3410	08/15/47	24,207
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)	4.3690	07/15/48	41,895
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)	4.2690	10/15/48	9,116
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS	3.4840	06/15/49	138,696
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B	3.9850	10/15/50	129,903
13,332	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)	1.7330	10/15/46	12,299
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(d)	4.7550	01/15/49	388,209
1,844,656	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)	2.0080	10/10/48	48,127
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B	3.9330	10/10/48	334,810
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)	4.7860	10/15/51	200,335
40,000	Wells Fargo Commercial Mortgage Trust 2015-C26 Series C26 C(d)	4.0710	02/15/48	38,653
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 B(d)	4.1390	02/15/48	23,870
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)	4.2540	05/15/48	66,609
300,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 E(b),(d)	4.8180	12/15/48	245,851
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(d)	3.6710	11/15/59	86,456
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B	3.8110	11/15/49	92,600
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)	4.3280	08/15/46	237,551
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)	4.3280	08/15/46	125,952
15,000	WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24 B(d)	4.2040	11/15/47	14,076
				3,856,057

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 13.8% (Continued)
	RESIDENTIAL MORTGAGE — 1.3%
500,809	Ellington Loan Acquisition Trust 2007-2 Series 2007-2 M2B(b),(c)	TSFR1M + 1.814%	7.1600	05/25/37	$ 285,512
1,197,155	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 2A1(c)	TSFR1M + 0.234%	4.4830	10/25/36	410,349
					695,861
	TOTAL ASSET BACKED SECURITIES (Cost $7,217,697)				7,036,935

	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
	CMBS — 2.2%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)		2.6280	01/25/49	138,698
1,910,910	Government National Mortgage Association(d),(e)		0.7250	03/16/58	54,643
4,619,088	Government National Mortgage Association Series 2017-171 IO(d),(e)		0.6530	09/16/59	152,381
2,412,479	Government National Mortgage Association Series 110 IO(d),(e)		0.6030	01/16/60	103,803
11,508,071	Government National Mortgage Association Series 165 IO(d),(e)		0.4830	11/16/60	417,522
1,171,168	Government National Mortgage Association Series 2019-81 IO(d),(e)		0.8710	02/16/61	62,771
3,651,824	Government National Mortgage Association Series 34 IO(d),(e)		0.7210	03/16/61	188,288
					1,118,106
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
692,807	Government National Mortgage Association Series 2019-110 SE(c),(e)	TSFR1M + 5.986%	0.6470	09/20/49	71,833

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,346,225)				1,189,939

	CONVERTIBLE BONDS — 7.0%
	ASSET MANAGEMENT — 1.9%
1,000,000	RWT Holdings, Inc.		5.7500	10/01/25	975,041

	CONVERTIBLE BONDS — 7.0% (Continued)
	MORTGAGE REITS — 1.0%
500,000	Redwood Trust, Inc.		7.7500	06/15/27	485,938

	SPECIALTY FINANCE — 4.1%
965,000	PennyMac Corporation		5.5000	11/01/24	956,556
1,205,000	Two Harbors Investment Corporation		6.2500	01/15/26	1,156,799
					2,113,355
	TOTAL CONVERTIBLE BONDS (Cost $3,328,062)				3,574,334

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.7%
	SPECIALTY FINANCE — 4.7%
1,559,000	PHH Mortgage Corporation(b)	7.8750	03/15/26	$ 1,525,457
888,000	Rithm Capital Corporation(b)	8.0000	04/01/29	862,817
	TOTAL CORPORATE BONDS (Cost $2,325,298)			2,388,274

	U.S. GOVERNMENT & AGENCIES — 2.4%
	AGENCY FIXED RATE — 1.2%
783,418	Fannie Mae Pool BQ4516	2.0000	02/01/51	618,732

	AGENCY MBS OTHER — 1.2%
356,470	Ginnie Mae II Pool MA8867	5.5000	05/20/53	351,408
261,620	Ginnie Mae II Pool MA9007	6.5000	07/20/53	263,980
				615,388
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,278,124)			1,234,120

Shares				Fair Value
	SHORT-TERM INVESTMENT — 8.8%
	MONEY MARKET FUND - 8.8%
4,481,979	First American Treasury Obligations Fund, Class X, 5.21% (Cost $4,481,979)(f)			$ 4,481,979

	TOTAL INVESTMENTS - 99.2% (Cost $54,305,435)			$ 50,602,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			418,339
	NET ASSETS - 100.0%			$ 51,021,336

LTD	- Limited Company
REIT	- Real Estate Investment Trust
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $4,822,525 or 9.5% of net assets.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2024.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(g)	REIT – Real Estate Investment Trust.